Operating Segment	12 Months Ended
Mar. 31, 2023
Operating Segment [Abstract]
Operating segment

26. Operating segment

Operating segments are identified on the basis of internal reports about components of the Company that are regularly reviewed by the Chief Operating Decision Maker (“CODM”) for the purpose of resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis.

As of and for the year ended March 31, 2023

During the year ended March 31, 2023, the Company disposed the supply chain management and other logistics related services segment. Management has therefore determined that the only continuing operation segment is trading of proprietary digital assets and derivative contracts segment.

The trading of proprietary digital assets and derivative contracts segment’s results is equivalent to the Company’s results from continuing operation which are disclosed in the statement of profit or loss and comprehensive loss. The supply chain management and other logistics related services segment has been classified as a discontinued operation and the Company has not disclosed the results within the segment disclosures.

As of and for the year ended March 31, 2022

Management has determined that the only continuing operation segment is trading of proprietary digital assets and derivative contracts segment during the year ended March 31, 2022.

The following provides the financial position of the Company’s operating segments as of March 31, 2022. The Longyun operating segment reflects the Company’s crowdfunding and incubation business. The Dacheng Liantong operating segment reflects the Company’s business of platform services. The Metalpha operating segment reflects the Company’s business of proprietary trading of digital assets.

Financial position as of March 31, 2022

	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Current assets	8,438,027	4,644,940	5,409,384	5,133,929	23,626,280
Non-current assets	-	35,874	213,844	462,741	712,459
Total assets	8,438,027	4,680,814	5,623,228	5,596,670	24,338,739

Current liabilities	(6,434,996)	(557,619)	(464,803)	(2,574,109)	(10,031,527)
Non-current liabilities	—	—	(105,540)	—	(105,540)
Total liabilities	(6,434,96)	(557,619)	(570,343)	(2,574,109)	(10,137,067)

Net assets	2,003,031	4,123,195	5,052,885	3,022,561	14,201,672

Geographical information

Income

For the years ended March 31, 2023, 2022 and 2021, the income from continuing operation of the Company is mainly generated from Hong Kong.

The revenue information of continuing operation above is based on the location of the customers’ country of incorporation.

Non-current assets

As of March 31, 2023, all non-current assets of the Company are based in Hong Kong, while, it based on PRC and Hong Kong as of March 31, 2022, respectively.